UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2014

Date of reporting period:	7/31/2013

Item 1. Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of July 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.9%
Alabama — 0.6%
Phenix City Indl. Dev. Brd. Envir. Impt. Rev., MeadWestvaco Coated Brd. Proj., Ser. A, A.M.T., Rfdg.	Baa3	4.125%	05/15/35	1,000	$ 784,860
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	Baa3	5.800%	05/01/34	1,000	1,047,600
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	BBB(a)	6.250%	11/01/33	1,750	1,898,225

					3,730,685

Arizona — 3.4%
Apache Cnty. Indl. Dev. Auth. Poll. Ctrl. Rev., Tuscon Elec. Pwr. Co., Ser. A	Baa2	4.500%	03/01/30	1,000	939,750
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	Baa2	7.250%	04/01/40	1,500	1,661,505
Pima Cnty. Indl. Dev. Auth. Rev., Tuscon Elec. Pwr. Co.	Baa2	4.000%	09/01/29	3,000	2,658,840
Pima Cnty. Indl. Dev. Auth. Rev., Tuscon Elec. Pwr. Co.	Baa2	5.750%	09/01/29	3,500	3,583,720
Pima Cnty. Indl. Dev. Auth. Rev., Tuscon Elec. Pwr. Co., San Juan, Ser. A	Baa2	4.950%	10/01/20	1,000	1,065,050
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, A.C.A.	BBB(a)	5.250%	10/01/19	3,135	3,269,241
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	Baa2	5.000%	12/01/32	4,500	4,374,675
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	Baa2	5.000%	12/01/37	3,315	3,170,897
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	NR	6.250%	12/01/42	1,000	1,004,080

					21,727,758

California — 12.8%
ABAG Fin. Auth. for Nonprofit Corp., Episcopal Senior Cmnty., Rfdg.	BBB(a)	6.125%	07/01/41	775	818,943
California Cnty. Tob. Sec. Agcy., Conv. Bonds Asset Bkd., Ser. B	NR	5.100%	06/01/28	1,750	1,524,897
California Cnty. Tob. Sec. Agcy., Conv., C.A.B.S. (Converted to Fixed on 12/01/10)	B2	5.250%	06/01/21	3,220	3,134,155
California Hlth. Facs. Fing. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	A1	5.750%	07/01/39	1,770	1,947,885
California Hlth. Facs. Fing. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	Aa3	5.500%	11/15/40	750	791,265
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	Baa1	5.250%	08/01/40	500	490,800
California St., GO	A1	6.000%	04/01/38	3,500	3,915,520
California St., Var. Purp., GO	A1	5.500%	11/01/39	1,000	1,065,090
California St., Var. Purp., GO	A1	6.000%	11/01/39	1,500	1,694,415
California St. Mun. Fin. Auth. Chrt. Sch. Rev., Partnerships Uplift Cmnty. Proj. Ser. A	BB+(a)	5.250%	08/01/42	1,380	1,235,100
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	A2	5.000%	12/01/31	1,000	1,013,540
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1	A2	5.750%	10/01/30	750	815,933
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. I-1	A2	6.375%	11/01/34	750	872,640
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp.	A+(a)	5.000%	11/01/40	800	785,912
California Statewide Cmntys. Dev. Auth. Rev., John Muir Hlth.	A1	5.125%	07/01/39	500	497,490
California Statewide Cmntys. Dev. Auth. Rev., Sch. Fac., Aspire Pub. Sch.	NR	6.000%	07/01/30	995	1,006,383

California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes	BBB-(a)	7.250%	11/15/41	500	543,995
Capistrano Unif. Sch. Dist. Cmnty. Facs. Rev., Talega Cmnty. Facs. Dist. #90-2	NR	6.000%	09/01/33	1,000	1,004,830
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A+(a)	5.000%	04/01/30	2,000	1,936,140
Foothill/Eastern Trans. Corridor Agy. Toll Rd. Rev., Conv., C.A.B.S. (Converted to Fixed on 07/15/09)	Baa3	5.875%	01/15/28	6,700	6,776,648
Golden St. Tob. Secur. Corp. Tob. Settlement Rev., Asset Bkd. Ser. A-2, C.A.B.S. (Converted to Fixed on 12/01/12)	B3	5.300%	06/01/37	5,000	3,854,550
Golden St. Tob. Secur. Corp. Tob. Settlement Rev., Asset Bkd., Ser. A	A2	5.000%	06/01/45	1,000	946,690
Golden St. Tob. Secur. Corp. Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	B3	4.500%	06/01/27	8,745	7,905,043
Golden St. Tob. Secur. Corp. Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	B3	5.750%	06/01/47	6,515	5,055,445
Lake Elsinore Spl. Tax Cmnty. Facs., Dist.-2-Area A, Ser. A	NR	5.450%	09/01/36	1,480	1,409,049
Lincoln Pub. Fing. Auth. Rev., Twelve Bridges Sub., Ser. B	NR	6.000%	09/02/27	1,000	1,009,490
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	Baa2	5.000%	11/15/35	1,980	1,915,234
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., Ser. B, A.M.T.	C	7.500%	12/01/24	3,000	3,010,950
M-S-R Energy Auth. Calif., Ser. A	A-(a)	6.500%	11/01/39	2,000	2,306,680
M-S-R Energy Auth. Calif., Ser. A	A-(a)	7.000%	11/01/34	1,650	2,000,971
M-S-R Energy Auth. Calif., Ser. B	A-(a)	6.500%	11/01/39	2,475	2,854,516
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.900%	09/01/27	1,000	1,001,500
Palomar Pomerado Healthcare Dist. Calif. C.O.P. Part.	Baa3	6.000%	11/01/41	1,800	1,819,818
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2, Avalon, Ser. A	NR	6.250%	09/01/23	3,000	3,039,870
Port of Oakland, Ser. O, A.M.T., Rfdg.	A2	5.125%	05/01/31	1,000	1,004,680
Rancho Cordova Cmnty. Facs. Dist., Tax No. 2003-1, Sunridge Anatolia	NR	5.000%	09/01/37	800	746,920
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	Ba1	6.500%	10/01/40	2,000	2,094,060
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	Ba2	7.500%	12/01/41	1,000	1,121,150
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	Ba2	8.000%	12/01/26	500	592,350
San Francisco City & Cnty. Arpts. Second Series, Ser. C, A.M.T., Rfdg.	A1	5.000%	05/01/25	1,000	1,059,200
Santa Margarita Water District, Ser. 2013-1	NR	5.625%	09/01/36	675	670,221
South Bayside Wste. Mgmt. Auth. Calif. Solid Wste. Enterprise Shoreway Environmental, Ser. A	A3	6.000%	09/01/36	500	522,725
Tob. Securitization Auth. of Northern California Rev., Asset Bkd. Bonds, Ser. A	B3	4.750%	06/01/23	4,270	3,889,372
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.300%	09/01/36	1,000	951,410

					82,653,475

Colorado — 1.9%
Colorado Hlth. Facs. Auth. Rev., Catholic Hlth., Ser. A	Aa3	5.000%	02/01/41	2,000	1,982,280
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Ser. A	NR	5.750%	01/01/37	1,500	1,508,445
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys., Rfdg.	NR	5.250%	01/01/37	550	512,089
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	BBB+(a)	5.125%	05/15/37	1,240	1,192,917
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	BBB+(a)	5.250%	05/15/42	2,500	2,420,500
E-470 Pub. Hwy. Auth. Rev., Ser. C, A.M.T., Rfdg.	Baa2	5.375%	09/01/26	1,000	1,034,750
Plaza Co. Met Dist. #1 Rev., Rfdg.	NR	5.000%	12/01/40	1,000	925,400
Pub. Auth. Energy Nat. Gas Pur. Rev.	Baa2	6.500%	11/15/38	1,500	1,737,510
Univ. of Colorado Hosp. Auth. Rev., Ser. A	A1	5.000%	11/15/42	750	746,512

					12,060,403

Connecticut — 1.0%
Connecticut St. Dev. Auth. Rev., Conn. Lt. & Pwr. Co. Proj., Ser. A, Rfdg.	A3	4.375%	09/01/28	2,000	1,994,460
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	A(a)	5.375%	07/01/41	1,250	1,274,550
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	NR	7.750%	01/01/43	1,000	1,026,740
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	NR	7.875%	04/01/39	2,000	2,146,600

					6,442,350

Delaware — 0.3%
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch.	BBB(a)	5.000%	09/01/42	690	656,500
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	BB+(a)	5.000%	07/01/32	1,375	1,232,124

					1,888,624

District of Columbia — 1.2%
Dist. of Columbia, Rev., Assn. Amern. Med. Colleges, Ser. A, Rmkt.	A+(a)	4.000%	10/01/41	750	625,005
Dist. of Columbia, Rev., Assn. Amern. Med. Colleges, Ser. B	A+(a)	5.000%	10/01/41	2,500	2,521,525
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	BBB(a)	5.000%	06/01/42	1,500	1,338,540
Dist. of Columbia, Rev., Gallaudet Univ.	A2	5.500%	04/01/34	400	420,372
Dist. of Columbia, Rev., Kipp Chrt. Sch.	BBB+(a)	6.000%	07/01/43	850	869,388
Dist. of Columbia, Rev., Kipp Chrt. Sch.	BBB+(a)	6.000%	07/01/48	725	734,686
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, A.M.T.	A1	5.250%	10/01/27	1,500	1,568,835

					8,078,351

Florida — 7.2%
Boggy Creek Impt. Dist. Rev., Spl. Assmt., Ser. 2013, Rfdg.	NR	5.125%	05/01/43	3,000	2,630,100
Broward Cnty, Arpt. Sys. Rev., Ser. Q-2, A.M.T.	AA-(a)	5.000%	04/01/38	600	576,936
Capital Tr. Agy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	Baa3	5.350%	07/01/29	2,375	2,452,567
Citizens Ppty. Ins. Corp., Sr. Sec’d. Coastal, Ser. A-1	A2	5.000%	06/01/19	1,250	1,417,362
Citizens Ppty. Ins. Corp., Sr. Sec’d. High Act Ser. A-1	A2	6.000%	06/01/16	1,500	1,695,720
Citizens Ppty. Ins. Corp., Sr. Sec’d. Ser. A-1	A2	5.000%	06/01/22	1,000	1,100,990
Cityplace CDD Spl. Assmt. Rev., Rfdg.	NR	5.000%	05/01/26	1,000	1,030,100
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	NR	7.750%	06/15/42	2,000	2,119,800
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	NR	6.000%	09/15/40	1,750	1,565,655
Greater Orlando Aviation Auth. Orlando Arpt. Fac. Rev., Spl. Purp. - Jetblue Airways Corp. Proj., A.M.T.	NR	5.000%	11/15/36	2,000	1,723,700
Highlands Cmnty. Dev., Spl. Assmt.(b)	NR	5.550%	05/01/36	165	96,804
Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Electric	A3	5.650%	05/15/18	1,000	1,157,260
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Pre-refunded 08/15/19)(c)	NR	8.000%	08/15/32	1,000	1,350,490
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.(d)	NR	5.750%	05/01/36	1,860	902,472
Jacksonville Econ. Dev., Gerdau Ameristeel U.S., Inc., A.M.T.	Baa3	5.300%	05/01/37	3,000	2,739,210
Jacksonville Port Auth. Rev., A.M.T., Rfdg.	A2	5.000%	11/01/38	500	486,675
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., Rfdg., A.M.T.	Ba1	3.950%	12/15/21	1,000	919,810
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., Rfdg., A.M.T.	Ba1	4.200%	12/15/25	1,000	872,930

Miami Beach Hlth. Facs. Auth. Rev., Mount Sinai Med. Ctr., Rfdg.	Baa2	5.000%	11/15/29	1,000	961,130
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	BBB-(a)	5.000%	10/01/42	2,000	1,881,620
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	BBB+(a)	5.750%	10/01/43	1,500	1,534,305
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	A1	5.625%	07/01/39	1,000	1,028,020
Seminole Tribe Rev., Gaming Div., Tribal Eco. Dev. Bonds, Ser. 2010A, 144A	Baa3	5.125%	10/01/17	1,500	1,560,810
Seminole Tribe Rev., Spl. Oblig., Ser. A, 144A	Ba1	5.500%	10/01/24	1,000	1,054,630
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp.	A2	5.250%	10/01/34	1,250	1,266,738
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp. Ser. A	Baa1	6.250%	04/01/39	1,910	2,033,176
St. Johns Cnty. Fla. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	NR	6.000%	08/01/45	1,000	1,037,540
St. Petersburg Hlth. Facs. Auth. Rev., All Childrens Hosp., Ser. A	A1	6.500%	11/15/39	1,500	1,639,425
Village Cmnty. Dev. Dist. No. 5. Fla. Spl. Assmt. Rev., Phase I, Rfdg.	NR	3.500%	05/01/28	995	878,675
Village Cmnty. Dev. Dist. No. 5. Fla. Spl. Assmt. Rev., Phase I, Rfdg.	NR	4.000%	05/01/33	500	440,540
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev., Phase II, Rfdg.	NR	6.125%	05/01/39	2,465	2,718,353
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev., Ser. 2011	NR	7.000%	05/01/41	935	1,036,102
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev., Ser. 2012, Rfdg.	NR	5.500%	05/01/42	1,985	1,988,771
Village Cmnty. Dev. Dist. No. 10. Fla. Spl. Assmt. Rev.	NR	5.125%	05/01/43	1,165	1,064,798

					46,963,214

Georgia — 1.3%
Atlanta Arpt. Rev., Gen., Ser. B, A.M.T., Rfdg.	A1	5.000%	01/01/30	500	503,365
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. - Vogtle. Proj., Ser. B	Baa1	5.500%	01/01/33	1,000	1,043,680
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A	B(a)	8.750%	06/01/29	2,000	2,334,860
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. B, A.M.T.	B(a)	9.000%	06/01/35	1,000	1,079,330
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125%	02/15/34	1,200	1,168,884
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aa2	6.150%	02/01/20	1,000	1,217,430
Marietta Dev. Auth. Rev., Life Univ.	Ba3	7.000%	06/15/39	1,000	1,024,670

					8,372,219

Guam — 0.2%
Guam Govt., Ser. A, GO	B+(a)	7.000%	11/15/39	1,000	1,060,210

Hawaii — 0.6%
Hawaii Pac. Hlth. Rev., Spl. Purp.	A3	5.500%	07/01/40	1,000	1,014,300
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	A3	5.750%	07/01/40	500	518,720
Hawaii St. Dept. Budget & Fin., 15 Craigside Proj.	NR	9.000%	11/15/44	1,000	1,126,660
Hawaii St. Dept. Budget & Fin., Hawaiian Elec. Co.	Baa1	6.500%	07/01/39	1,000	1,082,340

					3,742,020

Idaho — 0.3%
Idaho Hlth. Facs. Auth. Rev., St. Lukes Hlth. Sys. Proj., Ser. A	A2	6.750%	11/01/37	1,000	1,082,230
Idaho Hsg. & Fin. Assn. Rev., North Star Chrt. Sch. Proj., Ser. A	C(a)	9.500%	07/01/39	1,000	749,940

					1,832,170

Illinois — 5.8%
Chicago Illinois Proj., Ser. A, GO	A3	5.000%	01/01/40	2,000	1,934,440

Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C	A2	6.500%	01/01/41	1,000	1,177,270
Illinois Fin. Auth. Rev., Cent. Dupage Hlth., Ser. B	AA(a)	5.500%	11/01/39	1,500	1,559,520
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	Baa3	5.000%	04/01/31	2,500	2,296,100
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	Baa3	5.000%	04/01/36	5,000	4,463,950
Illinois Fin. Auth. Rev., Little Co. Mary Hosp. & Hlth.	A+(a)	5.375%	08/15/40	1,500	1,513,515
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	Aa2	6.000%	08/15/39	1,500	1,679,340
Illinois Fin. Auth. Rev., People’s Gas Light & Coke, Rfdg.	A1	4.000%	02/01/33	1,000	874,080
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	Baa1	6.000%	05/01/28	1,500	1,591,080
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	Baa1	7.750%	08/15/34	1,000	1,213,680
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp., Ser. A	A2	7.250%	11/01/38	3,405	4,013,746
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr., Ser. C	A2	6.625%	11/01/39	1,000	1,114,020
Illinois Fin. Auth. Rev., Silver Cross & Med. Ctrs.	BBB-(a)	7.000%	08/15/44	3,000	3,247,680
Illinois Fin. Auth. Rev., Student Hsg., Edl. Advancement Fd., Inc., Ser. B, Rfdg.	Baa3	5.000%	05/01/30	5,000	4,910,600
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A	BBB+(a)	6.000%	08/15/38	1,500	1,573,380
Illinois St., GO	A3	5.000%	08/01/25	1,000	1,027,980
Illinois St., GO	A3	5.000%	03/01/36	1,000	951,870
Railsplitter Tob. Settlement Auth. Rev.	A-(a)	6.000%	06/01/28	2,250	2,455,065

					37,597,316

Indiana — 2.0%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev., Cmnty. Fndtn. Northwest Ind.	A-(a)	5.500%	03/01/37	2,000	2,054,100
Indiana St. Fin. Auth. Rev., 21st Century Chrt. Sch. Proj., Ser. A	BB-(a)	6.250%	03/01/43	1,500	1,381,110
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	BB-(a)	7.000%	10/01/39	1,000	1,042,960
Indiana St. Fin. Auth. Rev., Duke Energy Indl., Ser. B	A(a)	6.000%	08/01/39	1,000	1,083,570
Indiana St. Fin. Auth. Rev., Priv. Activity OH River Bridges E Crossing Proj., A.M.T.	BBB(a)	5.000%	07/01/48	2,000	1,766,920
Indiana St. Fin. Auth. Rev., Priv. Activity OH River Bridges E Crossing Proj., A.M.T.	BBB(a)	5.250%	01/01/51	2,000	1,838,260
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	A2	5.750%	01/01/38	1,000	1,056,010
Rockport, Ind. Rev., AK Steel Holdings Corp., A.M.T., Rfdg.	B3	7.000%	06/01/28	1,500	1,262,115
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	7.750%	09/01/31	1,500	1,715,130

					13,200,175

Iowa — 1.4%
Altoona Urban Renewal Tax Rev., Annual Appr.	BBB+(a)	6.000%	06/01/43	1,000	1,022,580
Ames. Hosp., Mary Greely Med. Ctr. Rev.	A2	5.250%	06/15/36	1,000	1,005,660
Iowa St. Fin. Auth. Rev., Iowa Fertilizer Proj. Co.	BB-(a)	5.250%	12/01/25	5,000	4,730,200
Iowa St. Fin. Auth. Rev., Iowa Fertilizer Proj. Co.	BB-(a)	5.500%	12/01/22	2,500	2,469,300

					9,227,740

Kansas — 0.4%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	Aa3	5.750%	11/15/38	1,000	1,100,780
Wyandotte Cnty. Kans. City Unified Govt. Spl. Oblig. Rev., Cap. Apprec. Sales Tax-Sub. Lien, Ser. B	NR	6.070%(e)	06/01/21	2,050	1,321,553

					2,422,333

Kentucky — 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	Baa2	6.375%	06/01/40	3,500	3,702,755
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	Baa1	6.250%	06/01/39	500	526,855
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	Baa1	5.625%	09/01/39	500	502,910

					4,732,520

Louisiana — 1.4%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Westlake Chem. Corp., Ser. A-2	Baa3	6.500%	11/01/35	1,000	1,055,350
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Woman’s Hosp. Fndtn., Ser. A	A3	6.000%	10/01/44	2,000	2,159,020
Louisiana Pub. Facs. Auth., Cleco Pwr. LLC Proj. Ser. B Rmkt.	Baa2	4.250%	12/01/38	1,000	911,620
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries Hosp.	A2	6.750%	07/01/39	2,000	2,194,400
Louisiana St. Citizens Ppty. Ins., Assmt. Rev., Ser. C, A.G.M.	A3	6.750%	06/01/26	2,000	2,271,700
St. Charles Parish Gulf Zone, Opp. Zone Rev., Valero Energy Corp. (Mandatory Put Date 06/01/22)	Baa2	4.000%	12/01/40	500	497,400

					9,089,490

Maine — 0.4%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	Baa3	7.500%	07/01/32	2,000	2,388,440

Maryland — 2.3%
Cnty. of Anne Arundel Spl. Oblig., Vlg. South Waugh Chapel Proj., Tax Alloc.	NR	6.250%	07/01/40	2,000	2,064,220
Cnty. of Frederick Spl. Oblig., Jefferson Tech. Park Ser. B	NR	7.125%	07/01/43	2,000	1,950,980
Cnty. of Frederick Spl. Oblig., Sub. Urbana Cmnty. Dev. Auth., Ser. A	A-(a)	5.000%	07/01/40	1,000	1,010,440
Cnty. of Frederick Spl. Oblig., Sub. Urbana Cmnty. Dev. Auth., Ser. B	NR	5.500%	07/01/40	4,860	4,436,548
Maryland Econ. Dev. Corp., Potomac Elect. Pwr. Co.	A3	6.200%	09/01/22	1,000	1,190,250
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg.	NR	6.250%	01/01/41	1,500	1,574,190
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	A2	6.000%	07/01/41	600	649,392
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Univ. of Maryland Med. Sys.	A2	4.000%	07/01/43	2,000	1,606,840
Maryland St. Indl. Dev. Fin. Auth. Rev., Synagro Baltimore, Ser. A, A.M.T., Rfdg.	NR	5.250%	12/01/13	700	707,812

					15,190,672

Massachusetts — 1.8%
Massachusetts St. Coll. Bldg., Auth. Rev., Proj. Bonds, Ser. A, Rfdg.	Aa1	7.500%	05/01/14	625	654,862
Massachusetts St. Dev. Fin. Agcy. Rev., Alliance Hlth., Ser. A	NR	7.100%	07/01/32	3,535	3,529,238
Massachusetts St. Dev. Fin. Agcy. Rev., Carleton Willard Vlg.	A-(a)	5.625%	12/01/30	400	413,616
Massachusetts St. Dev. Fin. Agcy. Rev., Groves in Lincoln-Deaconess, Sr. Living Fac. Rev., Ser. B1(d)	NR	7.250%	06/01/16	1,000	76,900
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac. Ser. A-1	NR	6.250%	11/15/46	709	567,609
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac. Ser. A-2	NR	5.500%	11/15/46	38	26,852
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac. Ser. B	NR	12.090%(e)	11/15/56	187	1,084
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I	BBB(a)	7.250%	01/01/32	2,000	2,289,220
Massachusetts St. Dev. Fin. Agcy. Rev., Energy Brayton (Mandatory put date 05/01/19)	Baa2	5.750%	12/01/42	1,000	1,213,030
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A2	5.000%	07/01/32	3,000	2,963,730

					11,736,141

Michigan — 4.2%
Detroit Mich. Sewer Disp. Rev., Sr. Lien, Ser. B, A.G.M.	A2	7.500%	07/01/33	1,000	1,073,920
Kent Hosp. Fin. Auth. Rev., Metro Hosp. Proj., Ser. A	BB+(a)	6.250%	07/01/40	3,000	3,079,980
Michigan Fin. Auth., Ltd. Oblig. Rev., Pub. Sch. Academy, Old Redford, Ser. A	BB(a)	6.500%	12/01/40	745	711,997
Michigan Pub. Edl. Facs. Auth. Rev., Ltd. Oblig.-Black River Sch., Rfdg.	NR	5.800%	09/01/30	1,250	1,104,050
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	Aa3	5.375%	10/15/41	750	779,940
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth.	A2	5.750%	11/15/39	1,000	1,028,010
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare Corp.	Aa3	5.750%	05/15/38	1,500	1,645,140
Michigan Strategic Fund Rev., Detroit Ed., Rmkt., Rfdg.	A1	5.625%	07/01/20	1,000	1,175,830
Michigan Strategic Fund Rev., Dow Chemical, Ser. A-1, A.M.T. (Mandatory put date 06/02/14)	Baa2	6.750%	12/01/28	1,000	1,040,900
Michigan Strategic Fund Rev., Dow Chemical, Ser. B-1	Baa2	6.250%	06/01/14	1,000	1,039,510
Michigan Strategic Fund Rev., Wste. Mgmt., Inc., A.M.T.	BBB(a)	4.500%	12/01/13	1,000	1,007,930
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	NR	6.500%	12/01/20	2,000	2,057,220
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev., William Beaumont, Hosp.	A1	8.250%	09/01/39	2,150	2,595,738
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev., William Beaumont, Hosp., Ser. W	A1	6.000%	08/01/39	1,000	1,059,780
Star Intl. Academy, Pub. Sch. Academy, Rfdg.	BBB(a)	5.000%	03/01/33	2,000	1,840,420
Summit Academy Rev., Rfdg., North Pub. Sch., Academy	BB(a)	5.500%	11/01/30	1,500	1,259,310
Summit Academy Rev., Rfdg., Pub. Sch., Academy	BB(a)	6.250%	11/01/25	2,060	2,063,172
Wayne Charter Cnty. Mich. Bldg. Impt., Ser. A, GO	Baa2	6.750%	11/01/39	965	1,034,007
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, A.M.T., Rfdg.	A2	5.000%	12/01/28	1,500	1,505,445

					27,102,299

Minnesota — 0.3%
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Proj.	Ba1	6.000%	11/15/35	1,000	1,031,540
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7	Baa3	4.500%	10/01/37	1,000	801,170

					1,832,710

Mississippi — 0.2%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj., Ser. A	Baa3	6.500%	09/01/32	1,000	1,083,790

Missouri — 1.0%
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	NR	6.875%	11/01/39	1,500	1,531,395
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Heartland Regl. Med. Ctr.	A1	5.000%	02/15/43	2,000	1,984,700
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Senior Services	NR	6.000%	02/01/41	1,000	1,039,100
Poplar Bluff Regl. Transn. Dist. Transn. Sales Tax Rev.	BBB(a)	4.750%	12/01/42	2,100	1,801,233

					6,356,428

Nebraska — 0.3%
Central Plains Energy Proj., Gas Rev., Proj. #3	A3	5.000%	09/01/42	1,750	1,677,498

Nevada — 0.4%
Carson City Hosp. Rev., Carson Tahoe Regl. Med. Ctr., Rfdg.	BBB+(a)	5.000%	09/01/33	1,000	976,430
Clark Cnty. Impt. Dist. Spl. Impvt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	BBB-(a)	4.000%	08/01/23	1,760	1,611,227

					2,587,657

New Jersey — 9.2%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR	5.625%	01/01/38	1,000	922,190
New Jersey Economic Dev. Auth. Rev., Continental Airlines, Inc. A.M.T.	B2	5.125%	09/15/23	5,000	4,762,350
New Jersey Economic Dev. Auth. Rev., Continental Airlines, Inc. A.M.T.	B2	5.750%	09/15/27	1,000	972,310
New Jersey Economic Dev. Auth. Rev., Continental Airlines, Inc. Proj., A.M.T.	B2	4.875%	09/15/19	4,500	4,432,455
New Jersey Economic Dev. Auth. Rev., Continental Airlines, Inc. Proj., Spec. Facs. A.M.T.	B2	5.250%	09/15/29	5,000	4,689,250
New Jersey Economic Dev. Auth. Rev., Continental Airlines, Inc. Rmkt., A.M.T.	B(a)	5.500%	06/01/33	2,000	1,884,760
New Jersey Economic Dev. Auth. Rev., Cranes Mill Proj. First Mtge., Ser. A	NR	5.875%	07/01/28	1,000	1,014,410
New Jersey Economic Dev. Auth. Rev., GMT Realty LLC, Ser. B, A.M.T. Rfdg.	NR	6.875%	01/01/37	3,000	2,860,890
New Jersey Economic Dev. Auth. Rev., Rfdg.	Baa1	5.000%	06/15/28	1,000	988,580
New Jersey Economic Dev. Auth. Rev., Umm Energy Partners, Ser. A, A.M.T.	Baa3	5.000%	06/15/37	1,500	1,412,265
New Jersey Economic Dev. Auth. Rev., Umm Energy Partners, Ser. A, A.M.T.	Baa3	5.125%	06/15/43	1,100	1,036,684
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp.	A1	6.000%	07/01/41	500	561,855
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg.	Baa1	5.625%	07/01/37	1,000	1,019,450
New Jersey Healthcare Facs. Fin. Auth. Rev., Holy Name Med. Ctr., Rfdg.	Baa2	5.000%	07/01/25	1,625	1,655,371
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Josephs Healthcare Sys.	Ba1	6.625%	07/01/38	3,000	3,199,260
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	A+(a)	5.750%	07/01/33	2,000	2,097,820
New Jersey St. Ed. Facs. Auth. UMDNJ Univ. Med. & Dentistry, Ser. B, Rfdg. (Pre-refunded 06/01/19)(c)	Baa1	7.500%	12/01/32	1,000	1,320,460
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.150% on 01/01/15)	A3	5.000%(e)	01/01/35	4,000	3,687,960
New Jersey St. Transn. Tr. Fd. Sys. Auth., Ser. A	A1	5.875%	12/15/38	2,000	2,233,000
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	B1	4.500%	06/01/23	6,825	6,345,817
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	B1	4.625%	06/01/26	8,000	6,895,360
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	B2	4.750%	06/01/34	3,000	2,176,920
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	B2	5.000%	06/01/41	4,355	3,168,959

					59,338,376

New Mexico — 0.5%
Farmington Poll. Ctrl. Rev., Pub. Svc. NM San Juan, Ser. A, Rfdg. (Mandatory put date 06/01/20)	Baa3	5.200%	06/01/40	2,150	2,280,505
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AA+(a)	5.500%	07/01/35	630	656,655

					2,937,160

New York — 3.1%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375%	07/15/43	1,250	1,382,963
Build NYC Resource Corp. Rev., Bronx Chrt. Sch. For Excellence Proj., Ser. A	BBB-(a)	5.500%	04/01/43	1,000	991,250
Build NYC Resource Corp. Rev., Bronx Chrt. Sch. For Intl., Ser. A	BB+(a)	5.000%	04/15/43	1,000	847,440
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec., Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	5.880%(e)	06/01/47	5,000	160,600
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec., Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	6.380%(e)	06/01/50	4,000	86,480
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	Baa1	6.000%	05/01/33	1,500	1,694,250

Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	Baa1	6.250%	04/01/33	500	573,625
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T., AMR Corp.	NR	7.500%	08/01/16	1,500	1,559,910
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T., AMR Corp.	NR	7.750%	08/01/31	2,000	2,196,140
New York City Indl. Dev. Agcy. Rev., Spl. Fac., Terminal One Group Assn. Proj., A.M.T.	A3	5.500%	01/01/24	2,450	2,639,826
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	A+(a)	5.750%	11/15/51	1,750	1,894,777
New York Liberty Dev. Corp. Rev., 7 World Trade Center Class 1	Aaa	5.000%	09/15/40	1,000	1,024,580
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	A3	6.000%	07/01/40	1,000	1,070,480
Onondaga Civic Dev. Corp., St. Joseph Hosp. Hlth. Ctr., Ser. 2012	Ba1	5.000%	07/01/42	1,000	894,840
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	Baa3	5.000%	12/01/20	500	542,725
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	Baa3	6.000%	12/01/42	2,500	2,764,725

					20,324,611

North Carolina — 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	Baa1	6.750%	01/01/24	1,000	1,169,410
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	NR	6.000%	01/01/39	750	746,085

					1,915,495

North Dakota — 0.2%
Ward Cnty. Healthcare Facs. Rev., Trinity Oblig., Ser. B, Rfdg.	BBB-(a)	6.250%	07/01/21	1,580	1,582,670

Ohio — 3.9%
Akron Bath Copley Joint Twp., Ohio Hosp. Dist., Med. Ctr. Akron, Rfdg.	A1	5.000%	11/15/42	640	630,272
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	B3	5.125%	06/01/24	6,450	5,360,401
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	B3	5.375%	06/01/24	2,995	2,534,219
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	B3	5.875%	06/01/30	6,500	5,167,630
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	B3	6.500%	06/01/47	2,750	2,235,448
Cleveland Arpt. Sys. Rev., Ser. A, Rfdg.	Baa1	5.000%	01/01/31	1,000	988,510
Cnty. of Hamilton Ohio Healthcare Facs. Rev., Christ Hosp. Proj.	Baa1	5.000%	06/01/42	1,250	1,198,375
Cnty. of Hancock, Ohio Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Ser. A	A2	6.250%	12/01/34	600	648,876
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	Aa3	6.000%	11/15/41	750	822,713
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	Aa3	6.500%	11/15/37	875	998,786
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	A2	5.250%	08/01/41	1,200	1,184,400
Ohio Air Quality Dev. Auth. Rev., Poll. FirstEnergy Generation, Ser. A	Baa2	5.700%	02/01/14	1,500	1,526,265
Ohio Air Quality Dev. Auth. Rev., Poll. FirstEnergy Generation, Ser. C	Baa2	5.625%	06/01/18	500	561,975
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. A (Mandatory put date 06/01/16)	Baa2	5.875%	06/01/33	500	538,040
Southeastern Ohio Port Auth. Rev., Impt., Mem. Hlth. Sys., Rfdg.	NR	6.000%	12/01/42	1,000	1,014,160

					25,410,070

Oklahoma — 1.2%
Oklahoma Cnty. Fin. Auth. Rev., Epworth Villa Proj., Ser. A	NR	5.125%	04/01/42	1,750	1,494,465
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	A2	5.000%	02/15/42	1,500	1,504,110
Tulsa Arpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375%	06/01/24	1,000	1,035,780
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A	NR	7.125%	11/01/30	1,000	1,056,460
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Ser. A, A.M.T.	NR	5.500%	06/01/35	3,000	2,717,100

					7,807,915

Oregon — 0.5%
Medford Hosp. Facs. Auth. Rev., Rogue Valley Manor, Rfdg.	BBB+(a)	5.000%	10/01/42	1,250	1,175,137
Multnomah Cnty. Hosp. Facs. Auth. Rev., Terwilliger Plaza, Rfdg.	NR	5.000%	12/01/29	1,000	994,410
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	NR	6.000%	05/15/42	1,000	975,810

					3,145,357

Pennsylvania — 4.6%
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	Baa1	7.250%	07/01/39	1,000	1,132,540
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	AA-(a)	5.375%	12/01/41	2,700	2,735,073
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp.	NR	6.125%	01/01/45	2,000	2,043,680
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	NR	5.250%	01/01/41	1,000	886,830
Cumberland Cnty. Mun. Auth., Rev., Diakon Lutheran	NR	6.375%	01/01/39	1,000	1,050,470
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.900%	07/01/40	1,000	959,140
Geisinger Auth. Hlth. Sys., Ser. A-1	Aa2	5.125%	06/01/41	1,450	1,468,096
Lehigh Cnty. Gen. Purp. Auth. Rev., Bible Fellowship Church Homes Inc. Proj.	NR	5.250%	07/01/42	1,500	1,254,285
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	A3	5.500%	08/15/35	1,000	1,019,330
Northampton Cnty. Indl. Dev. Auth. Morningstar Senior Living	NR	5.000%	07/01/36	1,000	917,000
Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A, A.M.T., Rfdg.	A1	5.000%	11/01/41	1,000	966,170
Pennsylvania Econ. Dev. Fin. Auth., Res. Recov., Colver Proj. Ser. F, A.M.B.A.C., A.M.T., Rfdg.	Ba1	4.625%	12/01/18	4,500	4,436,055
Pennsylvania Econ. Dev. Fin. Auth., Res. Recov., Colver Proj. Ser. G, A.M.T., Rfdg.	NR	5.125%	12/01/15	1,000	985,410
Pennsylvania Econ. Dev. Fin. Auth., Sew. Sludge Disp. Rev., Philadelphia Biosolids	Baa3	6.250%	01/01/32	750	784,560
Pennsylvania Econ. Dev. Fin. Auth., US Airways Grp., Ser. B, Gty. Agmt.	Caa3	8.000%	05/01/29	500	560,655
Philadelphia Arpt. Rev., Ser. A, A.M.T., Rfdg.	A2	5.000%	06/15/27	2,500	2,537,375
Philadelphia Auth. For Indl. Dev. Rev., Mariana Bracetti Academy	BB(a)	7.625%	12/15/41	2,000	2,063,580
Philadelphia Auth. For Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	BB+(a)	6.625%	12/15/41	1,000	1,017,160
Philadelphia, PA, GO, Ser. B, A.G.M.	A2	7.125%	07/15/38	1,500	1,676,130
Susquehanna Area Regional Arpt. Auth., A.M.T., Ser. A	Baa3	6.500%	01/01/38	1,500	1,626,375

					30,119,914

Puerto Rico — 3.1%
Puerto Rico Comwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	Ba1	5.750%	07/01/37	1,350	1,162,309
Puerto Rico Comwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	Ba1	6.000%	07/01/47	1,125	973,350
Puerto Rico Comwlth., Govt. Dev. Bank Sr. Notes., Ser. C, A.M.T.	Baa3	5.250%	01/01/15	2,000	2,044,560
Puerto Rico Comwlth., Hwy. & Transn. Auth. Rev., Ser. CC	Baa2	5.500%	07/01/28	2,500	2,317,350
Puerto Rico Comwlth., Pub. Impt., Ser. A, Rfdg.	Baa3	5.500%	07/01/39	2,000	1,666,120
Puerto Rico Comwlth., Pub. Impt., Ser. C, GO, Rfdg.	Baa3	6.000%	07/01/39	800	718,000
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	Baa3	5.250%	07/01/40	2,000	1,631,980
Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. P	Baa3	6.750%	07/01/36	750	745,620
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Ser. M, Rfdg.	Baa3	6.000%	07/01/20	2,500	2,549,400
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A	A3	6.200%(e)	08/01/33	5,000	1,404,650
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	5.000%	08/01/43	750	645,293
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	5.250%	08/01/43	750	671,212
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	5.500%	08/01/42	1,500	1,395,570
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	5.750%	08/01/37	1,000	978,360
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	6.000%	08/01/42	1,500	1,497,945

					20,401,719

Rhode Island — 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	Baa1	7.000%	05/15/39	2,000	2,165,320

South Dakota — 0.3%
South Dakota St. Hlth. & Edl. Facs. Auth. Avera Hlth., Ser. A	A1	5.000%	07/01/42	1,655	1,622,678

Tennessee — 2.1%
Johnson City Hlth. & Edl Facs. Brd. Hosp. Rev., Mountain States Hlth., First Mtge.	Baa1	6.000%	07/01/38	1,000	1,069,870
Johnson City Hlth. & Edl Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, Ser. A, NATL, E.T.M., Rfdg.	Baa1	6.750%	07/01/17	2,000	2,315,260
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth. Ser. A, C.A.B.S.	A-(a)	5.010%(e)	01/01/35	1,000	291,470
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd., Impt. Blakeford at Green Hills, Rfdg.	NR	5.000%	07/01/37	850	794,869
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	NR	9.500%	12/01/19	3,600	3,613,860
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	NR	5.250%	12/01/42	1,000	858,490
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa3	5.000%	02/01/18	2,000	2,174,280
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa3	5.000%	02/01/22	1,000	1,064,570
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa3	5.000%	02/01/25	1,500	1,559,970

					13,742,639

Texas — 11.3%
Austin Convention Enterprises, Inc. Convention Ctr. Rfdg., Second Tier, Ser. B	Ba2	5.750%	01/01/24	3,405	3,518,114
Austin Convention Enterprises, Inc. Convention Ctr. Rfdg., Second Tier, Ser. B	Ba2	5.750%	01/01/34	1,000	1,008,100

Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)	C	5.400%	10/01/29	1,000	129,960
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC, A.M.T., Rfdg.	NR	5.400%	05/01/29	2,000	119,920
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC, Elec. Rmkt., A.M.T., Rfdg., Ser. A	C	8.250%	10/01/30	3,000	232,380
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	Baa1	6.125%	04/01/45	2,000	2,104,080
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	Baa2	5.750%	01/01/25	1,000	1,099,920
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	Baa2	6.000%	01/01/41	2,000	2,120,040
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A, Rfdg.	Baa2	5.000%	01/01/43	500	471,365
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	BBB(a)	5.000%	08/15/42	1,000	892,110
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	BBB(a)	5.750%	08/15/41	1,000	1,001,880
Clifton Higher Ed. Fin. Corp. Rev., Tejano Ctr. Cmnty.	BBB-(a)	9.000%	02/15/38	2,000	2,207,740
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	BBB-(a)	6.125%	12/01/40	3,000	3,089,760
Dallas Fort Worth Intl. Arpt. Joint Rev., Ser. A., AMT	A2	5.000%	11/01/45	2,500	2,351,450
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125%	09/01/34	3,000	3,099,900
Grand Parkway Transportation Corp., 1st Tier Toll Rev., Ser. A	BBB(a)	5.125%	10/01/43	2,000	1,938,660
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., YMCA Gtr. Houston Area, Ser. A, Rfdg.	Baa3	5.000%	06/01/38	1,000	956,110
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Refining Proj.	A2	5.000%	02/01/23	750	797,190
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., Proj., A.M.T.	B2	6.625%	07/15/38	1,500	1,531,950
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, A.M.T.	A(a)	5.000%	07/01/25	250	264,470
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, A.M.T.	A(a)	5.000%	07/01/32	1,000	976,060
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc. Ser. A	BBB(a)	5.000%	02/15/42	1,250	1,125,713
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc. Ser. A	BBB(a)	6.500%	05/15/31	1,000	1,101,790
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A	BBB(a)	6.375%	08/15/44	1,000	1,059,140
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Lifeschools of Dallas, Ser. A	BBB-(a)	7.500%	08/15/41	2,000	2,195,600
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt., Ser. A, Unrefunded Balance	A1	7.250%	05/15/37	95	102,731
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300%	11/01/29	1,000	1,099,680
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Rfdg., Ser. B-1	Baa2	4.000%	06/01/30	1,000	894,400
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Rfdg., Ser. B-2	Baa2	4.000%	06/01/30	1,800	1,609,920
North Tex. Edu. Fin. Corp., Uplift Edu., Ser. A	BBB-(a)	5.250%	12/01/47	1,000	915,640
North Tex. Twy. Auth. Rev., First Tier, Ser. A	A2	5.750%	01/01/40	3,500	3,727,535
North Tex. Twy. Auth. Rev., First Tier, Ser. A	A2	6.250%	01/01/39	1,500	1,626,750
North Tex. Twy. Auth. Rev., First Tier, Sys.	A2	6.000%	01/01/38	2,000	2,127,660
North Tex. Twy. Auth. Rev., Second Tier, Ser. F	A3	5.750%	01/01/38	2,500	2,624,825
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	BBB(a)	6.500%	08/15/39	1,000	1,047,110
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B, Texas Competitive Electric Holdings Co. LLC	C	6.150%	08/01/22	1,000	64,960
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	BBB(a)	6.700%	08/15/40	1,000	1,068,030
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev., Mirador Proj. Ret. Fac., Temps. 75, Ser. B-1	NR	7.250%	11/15/16	955	956,499

Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev., Stayton At Museum Way Sr. Living Ctr. Proj. Temps., Ser. C-1	NR	7.500%	11/15/16	560	561,036
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. A	Baa2	5.250%	12/15/26	4,100	4,259,900
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. B	Baa2	0.883%(f)	12/15/26	1,500	1,283,370
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. D	Baa2	6.250%	12/15/26	2,850	3,239,339
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. III	A3	5.000%	12/15/32	1,000	946,500
Texas Mun. Pwr. Agcy. Rev., NATL, E.T.M., C.A.B.S., Rfdg.(c)	A2	5.830%(e)	09/01/15	50	49,260
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, LBJ Infrastructure	Baa3	7.000%	06/30/40	4,670	5,303,672
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners	Baa2	6.875%	12/31/39	2,000	2,240,820
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	BBB(a)	5.375%	02/15/37	1,000	977,010
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	BBB(a)	6.200%	02/15/40	1,000	1,039,710

					73,159,759

Utah — 0.2%
Riverton Utah Hosp. Rev., IHC Hlth. Svcs., Inc.	Aa1	5.000%	08/15/41	1,500	1,499,970

Vermont — 0.2%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj.	NR	5.400%	05/01/33	1,100	1,044,098

Virgin Islands — 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	Baa3	6.750%	10/01/37	750	829,523

Virginia — 2.3%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, C.A.B.S., Rfdg.	BBB(a)	4.875%(e)	07/15/40	1,000	450,650
Mosaic District Cmnty. Dev. Auth. Rev., Ser. A	NR	6.875%	03/01/36	1,250	1,385,538
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR	8.000%	09/01/26	4,685	4,341,918
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., A.M.T.	BBB-(a)	5.250%	01/01/32	2,055	1,934,659
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., A.M.T.	BBB-(a)	5.500%	01/01/42	3,000	2,769,630
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., A.M.T.	BBB-(a)	5.000%	01/01/40	4,780	4,088,477

					14,970,872

Washington — 1.9%
Port of Seattle Indl. Dev. Corp., Spl. Facs., Delta Airlines, A.M.T., Rfdg.	B(a)	5.000%	04/01/30	1,000	902,310
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	Baa2	5.375%	12/01/22	1,190	1,230,758
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	Baa2	5.750%	12/01/35	625	638,050
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A	Baa2	5.000%	12/01/37	3,000	2,780,940
Tob. Settlement Auth. of Washington Rev., Asset Bkd.	A3	6.500%	06/01/26	1,825	1,844,801
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr.	Baa3	5.000%	12/01/42	1,000	877,600
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	A2	5.500%	07/01/30	1,115	1,133,520

Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	Aa2	5.000%	10/01/42	1,500	1,472,790
Washington St. Healthcare Facs. Auth. Rev., Seattle Childrens Hosp.	Aa3	5.625%	10/01/38	1,250	1,347,925

					12,228,694

Wisconsin — 1.1%
Milwaukee Redev. Auth. Redev. Rev., Science Ed. Consortium Proj., Ser. A	BBB-(a)	5.750%	08/01/35	1,500	1,370,925
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., A.M.T., Rfdg.	BBB-(a)	5.000%	07/01/42	1,500	1,359,840
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., A.M.T., Rfdg.	BBB-(a)	5.250%	07/01/28	1,000	1,006,320
Pub. Fin. Auth. Chrt. Sch. Rev., Voyager Fndtn., Inc. Proj., Ser. A	NR	6.200%	10/01/42	1,000	914,790
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	5.000%	08/15/43	2,200	2,057,484
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Eastcastle Place, Inc. Proj.	NR	6.125%	12/01/34	1,000	706,840

					7,416,199

Wyoming — 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750%	07/15/39	500	528,045

TOTAL INVESTMENTS — 99.9% (cost $654,586,040)(g)					646,967,772
OTHER ASSETS IN EXCESS OF LIABILITIES(h) — 0.1%					763,824

NET ASSETS — 100.0%					$ 647,731,596

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A.C.A.	American Capital Access Corp.
A.G.M.	Assured Guaranty Municipal Corp.
A.M.B.A.C.	American Municipal Bond Assurance Corp.
A.M.T.	Alternative Minimum Tax
C.A.B.S.	Capital Appreciation Bonds
CDD	Community Development District
C.O.P.	Certificates of Participation
E.T.M.	Escrowed to Maturity
F.H.L.M.C.	Federal Home Loan Mortgage Corp.
F.N.M.A.	Federal National Mortgage Association
G.N.M.A.	Government National Mortgage Association
GO	General Obligation
NATL	National Public Finance Guaranty Corp.
NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of July 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Standard & Poor’s Rating.
(b)	Represents issuer in default on interest payments and/or principal repayment; the security is income producing.

(c)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Represents issuer in default on interest payments and/or principal repayments; non-income producing securities.
(e)	Represents zero coupon bond or step coupon bond. Rate quoted represents yield at purchase date.
(f)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2013.
(g)	The United States federal income tax basis of the Fund’s investments was $650,555,443; accordingly, net unrealized depreciation on investments for federal income tax purposes was $3,587,671 (gross unrealized appreciation $29,687,693; gross unrealized depreciation $33,275,364). The difference between book and tax basis was primarily due to the difference between financial and tax reporting with respect to accretion of market discount, deferred losses on wash sales and other adjustments as of the most recent fiscal year end.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation(1)(2)
	Short Positions:
14	10 Year U.S. Treasury Notes	Sep. 2013	$1,810,240	$1,770,125	$40,115
101	30 Year U.S. Treasury Bonds	Sep. 2013	13,808,908	13,540,313	268,595

					$308,710

(1)	Cash of $423,100 has been segregated to cover requirement for open futures contracts as of July 31, 2013.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$646,967,772	$—
Other Financial Instruments*
Futures Contracts	308,710	—	—

Total	$308,710	$646,967,772	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund may invest in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 23, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 23, 2013

*	Print the name and title of each signing officer under his or her signature.